Financial risk - Bank’s interest rate gap position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Securities and other financial assets	$ 831,913	$ 398,068
Liabilities
Securities sold under repurchase agreements	(427,497)	(10,663)
Borrowings and debt	(3,321,911)	(1,985,070)	$ (3,138,310)	$ (3,518,446)
Interest rate and foreign exchange risk
Assets
Cash and due from banks	1,253,052	863,812
Securities and other financial assets	824,611	395,422
Loans	5,739,918	4,916,346
Total assets	7,817,581	6,175,580
Liabilities
Demand deposits and time deposits	(3,036,228)	(3,138,900)
Securities sold under repurchase agreements	(427,497)	(10,663)
Borrowings and debt	(3,321,911)	(1,985,070)
Total liabilities	(6,785,636)	(5,134,633)
Net effect of derivative financial instruments held for interest risk management	(17,650)	16,503
Total interest rate sensitivity	1,014,295	1,057,450
Interest rate risk | Up to 3 months
Assets
Cash and due from banks	1,249,545	859,481
Securities and other financial assets	26,693	9,554
Loans	2,510,544	3,468,477
Total assets	3,786,782	4,337,512
Liabilities
Demand deposits and time deposits	(2,634,776)	(2,675,867)
Securities sold under repurchase agreements	(332,417)	0
Borrowings and debt	(1,265,779)	(1,103,703)
Total liabilities	(4,232,972)	(3,779,570)
Net effect of derivative financial instruments held for interest risk management	2,791	(3)
Total interest rate sensitivity	(443,399)	557,939
Interest rate risk | 3 to 6 months
Assets
Cash and due from banks	0	0
Securities and other financial assets	28,906	9,139
Loans	1,593,471	895,794
Total assets	1,622,377	904,933
Liabilities
Demand deposits and time deposits	(309,601)	(166,317)
Securities sold under repurchase agreements	(60,052)	(5,728)
Borrowings and debt	(653,454)	(45,859)
Total liabilities	(1,023,107)	(217,904)
Net effect of derivative financial instruments held for interest risk management	(1,230)	(373)
Total interest rate sensitivity	598,040	686,656
Interest rate risk | 6 months to 1 year
Assets
Cash and due from banks	0	0
Securities and other financial assets	121,834	55,960
Loans	1,378,589	434,813
Total assets	1,500,423	490,773
Liabilities
Demand deposits and time deposits	(78,439)	(290,000)
Securities sold under repurchase agreements	0	(4,935)
Borrowings and debt	(452,621)	(16,511)
Total liabilities	(531,060)	(311,446)
Net effect of derivative financial instruments held for interest risk management	(7,773)	58
Total interest rate sensitivity	961,590	179,385
Interest rate risk | After 1 year but within 5 years
Assets
Cash and due from banks	0	0
Securities and other financial assets	647,178	320,769
Loans	246,721	117,262
Total assets	893,899	438,031
Liabilities
Demand deposits and time deposits	(8,000)	(6,500)
Securities sold under repurchase agreements	(35,028)	0
Borrowings and debt	(933,671)	(794,522)
Total liabilities	(976,699)	(801,022)
Net effect of derivative financial instruments held for interest risk management	(10,722)	15,982
Total interest rate sensitivity	(93,522)	(347,009)
Interest rate risk | More than 5 Years
Assets
Cash and due from banks	0	0
Securities and other financial assets	0	0
Loans	10,593	0
Total assets	10,593	0
Liabilities
Demand deposits and time deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt	(16,386)	(24,475)
Total liabilities	(16,386)	(24,475)
Net effect of derivative financial instruments held for interest risk management	(716)	839
Total interest rate sensitivity	(6,509)	(23,636)
Non interest rate risk
Assets
Cash and due from banks	3,507	4,331
Securities and other financial assets	0	0
Loans	0	0
Total assets	3,507	4,331
Liabilities
Demand deposits and time deposits	(5,412)	(216)
Securities sold under repurchase agreements	0	0
Borrowings and debt	0	0
Total liabilities	(5,412)	(216)
Net effect of derivative financial instruments held for interest risk management	0	0
Total interest rate sensitivity	$ (1,905)	$ 4,115